John Hancock Global Climate Action Fund Average Annual Total Returns - Class NAV [Member]		12 Months Ended		60 Months Ended	82 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI World Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.67%	18.65%	11.17%	10.16%
Class NAV
Prospectus [Line Items]
Average Annual Return, Percent		16.33%	16.67%
Performance Inception Date	Dec. 19, 2023
Class NAV | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.39%	13.81%
Class NAV | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.68%	11.52%